Label	Element	Value
Direxion Monthly MSCI EAFE Bull 2x Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly MSCI EAFE Bull 2x Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense infromation in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments that provide monthly leveraged exposure to the Index and/or exchange-traded funds (“ETFs”) that track the Index. The financial instruments in which the Fund normally invests include swap agreements and futures contracts which are intended to produce economically leveraged investment results. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-capitalization companies across the following 21 developed market countries around the world, excluding the US and Canada: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

As of October 31, 2017, the Index consisted of 927 constituents, which had an average market capitalization of $15.8 billion, a median market capitalization of $7.7 billion, market capitalizations ranging from $1.2 billion to $261.9 billion and were concentrated in the financials and industrials sectors.

The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.

The Fund may invest in the securities of the Index, an ETF that tracks the Index, or utilize derivatives such as swaps on the Index, swaps on an ETF that tracks the same Index or a substantially similar index as the Fund, or futures contracts to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Certain of the derivative instruments in which the Fund may invest may be traded in the over-the-counter market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

At the close of the markets on the last trading day of each month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund. The Fund should not be relied upon as a complete investment program. In addition, the Fund presents some risks not traditionally associated with most mutual funds.

It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.

Effects of Compounding and Market Volatility Risk- The Fund has a monthly leveraged investment objective and the Fund’s performance for periods greater than a full calendar month will be the result of each month's returns compounded over the period, which is very likely to be better or worse than 200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on leveraged funds. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from 200% of the performance of the Index. The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the holding period of an investment in the Fund. If adverse monthly performance of the Index reduces the amount of a shareholder’s investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown.

As shown in the chart below, the Fund would be expected to lose 9.8% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 70.2% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Index and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Index.

One Year Index	200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-86.8%	-88.7%	-93.5%	-97.3%	-98.7%
-50%	-100%	-77.7%	-80.4%	-87.6%	-94.1%	-97.1%
-40%	-80%	-66.4%	-70.1%	-79.6%	-89.5%	-94.4%
-30%	-60%	-53.0%	-57.7%	-70.0%	-82.1%	-90.3%
-20%	-40%	-37.7%	-43.4%	-58.6%	-73.7%	-85.2%
-10%	-20%	-20.6%	-27.5%	-44.6%	-62.9%	-78.0%
0%	0%	-1.7%	-9.8%	-31.4%	-53.6%	-70.2%
10%	20%	18.9%	9.5%	-15.8%	-41.7%	-60.8%
20%	40%	40.9%	29.8%	0.3%	-24.8%	-51.0%
30%	60%	64.4%	51.8%	19.4%	-9.7%	-39.1%
40%	80%	89.3%	74.4%	37.3%	1.3%	-26.6%
50%	100%	115.5%	98.5%	57.5%	15.3%	-13.4%
60%	120%	142.9%	123.6%	77.4%	30.9%	-0.9%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2016 was 13.85%. The Index’s highest volatility rate for any one calendar year during the five-year period was 16.87% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2016 was 6.53%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
If the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index reverses all of a portion of its movement.

•	Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the monthly performance of the Index will be magnified. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly decline in the Index, not including the cost of financing the leverage utilized and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Counterparty Risk —The Fund may invest in financial instruments involving third parties (i.e., counterparties) such as swap agreements and futures contracts. Due to the use of these financial instruments, the Fund is exposed to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive and the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to a Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective.

Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the time of investment by a shareholder.

If the Index moves in a direction favorable to the Fund, the investor will receive less than 200% exposure to the Index. Conversely, if the Index moves in a direction adverse to the Fund, the investor will receive greater than 200% exposure to the Index. Only on the last day of a calendar month, could an investor receive 200% exposure to the Index. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek $200 of exposure to the next month’s Index performance. If the Index rose by 1% by mid-month, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure of her investment instead of 200%.

Monthly Correlation/Tracking Risk — There is no guarantee the Fund will achieve a high degree of correlation with its monthly leveraged investment objective relative to the Index. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. Activities surrounding Index reconstitutions and other Index repositioning events may hinder the Fund’s ability to meet its calendar month leveraged investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio on a monthly basis to keep exposure consistent with its leveraged investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. The target amount of portfolio exposure is impacted by the Index’s movement, thus it is unlikely the Fund will have perfect exposure (200%) to the Index on the rebalance date and the likelihood of the Fund being materially over- or under-exposed is higher on days when the Index experiences volatility near the close of the trading day.

The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in, or have exposure to, securities or financial instruments not included in the Index. The Fund may also take or refrain from taking certain positions in order to improve tax efficiency or comply with regulatory restriction, either of which may negatively impact the Fund’s correlation with the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the performance of a fund that tracks an index that closes before or after the New York Stock Exchange or an index that includes securities from a market that closes earlier or later than the New York Stock Exchange can vary from the performance of that index.

Other Investment Companies (including ETFs) Risk— By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of closed-end investment companies and ETFs are listed and traded on national stock exchanges, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in closed-end investment companies or ETFs at the most optimal price or time, which may adversely affect the Fund’s performance.

European Economic Risk - The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse impact on the economies of EU member countries and their trading partners. The European financial markets experienced volatility and were adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on, or restructuring of, government debt in several European countries, including Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and economy. These concerns have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restricting by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU. Secessionist movements, such as the Catalan movement in Spain, as well as government or other responses to such movements, may also create instability and uncertainty in the region.

The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and materially impact a Fund.

Japanese Securities Risk - Investment in, and/or exposure to, securities of Japanese issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. The Japanese economy has recently emerged from a prolonged economic downturn and characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility in Japan’s economy as well.

Financials Sector Risk —Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s net asset value and total return than if the Fund held a more diversified number of currencies.

Foreign Securities Risk — Investing in, and/or having exposure to, foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns. Over certain periods, the performance of large-capitalization companies has trailed the performance of the overall markets.

Small- and/or Mid-Capitalization Company Risk — Investing in, and/or having exposure to, the securities of small- and/or mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger-capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains.

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive such as futures contracts, options and swap agreements, which include the risks of potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund.

Depositary Receipt Risk — To the extent the Fund invests in, and/or has exposure to, foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the investment in ADRs, EDRs and GDRs, which are traded on exchanges and represent ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in them continue to be subject to certain of the risks associated with investing directly in foreign securities, such as political and exchange rate risks.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

International Closed-Market Trading Risk— Because the Fund may invest in, and/or have exposure to, investments that may be traded in markets that are closed when the NYSE Arca, Inc. is open, there are likely to be deviations between the current value of an underlying investment and last sale pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to net asset value that may be greater than those experienced by other ETFs. Additionally, the performance of a fund that tracks an index that closes before or after the New York Stock Exchange or includes securities from a market that closes before or after the New York Stock Exchange can vary from the performance of its index.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the United States. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may be subject to credit risks associated with the instruments in which they invest. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/ mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Direxion Monthly MSCI EAFE Bull 2x Fund | Direxion Monthly MSCI EAFE Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 474

[1]	Estimated for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense infromation in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[3]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.35% of the Fund's average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.